CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS (Long-term Investments - Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended							3 Months Ended										12 Months Ended
	Nov. 14, 2014	Feb. 28, 2015	Mar. 31, 2007	Mar. 31, 2006	Aug. 31, 2005	May. 31, 2005	Oct. 31, 2004	Sep. 30, 2004	Dec. 31, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2012	Sep. 30, 2012	Dec. 31, 2011	Mar. 31, 2011	Mar. 31, 2010	Sep. 30, 2009	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2008	Jun. 30, 2011
Investment Holdings [Line Items]
Per share price of investment									$ 2.48										$ 2.48
Fair value of investment									$ 5,700			$ 50,499							$ 5,700	$ 50,499
Unrealized gain from available-for-sale investments																			$ (673)	$ 673
Xalted Networks [Member] | Maximum [Member]
Investment Holdings [Line Items]
Investment, ownership interest (as a percent)																			10.00%	10.00%
Cortina [Member] | Cost-method Investments [Member]
Investment Holdings [Line Items]
Investment, ownership interest (as a percent)	1.00%
Cortina [Member] | Cost-method Investments [Member] | Series D Preferred Stock [Member]
Investment Holdings [Line Items]
Shares received in exchange for investment			3,600,000																			400,000
Per share price of investment			$ 0.837																			$ 0.837
Investment, ownership interest (as a percent)																					1.00%
Immen Star Inc [Member] | Cost-method Investments [Member] | Series A Preferred Stock [Member]
Investment Holdings [Line Items]
Payments to acquire investments								$ 2,000
Cash received in exchange for investment			$ 1,800
Inphi Corporation [Member]
Investment Holdings [Line Items]
Release from escrow deposit									300
Inphi Corporation [Member] | Available-for-sale Securities [Member]
Investment Holdings [Line Items]
Shares received in exchange for investment	124,395	124,395
Cash received in exchange for investment										$ 700	$ 2,400
Realized gain (loss) on disposal											$ 600
Fair value of investment												2,300								$ 2,300
Unrealized gain from available-for-sale investments																				500
Shares of investment classified as available-for-sale securities sold											124,395
GCT Semiconductor, Inc. [Member] | Cost-method Investments [Member] | Series D Preferred Stock [Member]
Investment Holdings [Line Items]
Payments to acquire investments							$ 3,000
Other-than-temporary impairment charge													$ 2,200
Xalted Networks [Member] | Cost-method Investments [Member]
Investment Holdings [Line Items]
Payments to acquire investments				$ 300	$ 1,000	$ 2,000
Other-than-temporary impairment charge														$ 800	$ 500			$ 1,700			$ 300
Kranem [Member] | Xalted Networks [Member]
Investment Holdings [Line Items]
Issued and outstanding stock ownership percentage																							35.00%
Kranem [Member] | Cost-method Investments [Member]
Investment Holdings [Line Items]
Other-than-temporary impairment charge																				$ 20
SBI [Member] | Cost-method Investments [Member]
Investment Holdings [Line Items]
Payments to acquire investments													$ 600			$ 700	$ 700					$ 500
Investment, ownership interest (as a percent)																			2.00%	2.00%		2.00%
Cash received from investment which was recorded as a reduction to offset the investment									$ 260			$ 100